JPMorgan Emerging Markets Equity Fund Expense Example, No Redemption - A C I Shares [Member] - JPMorgan Emerging Markets Equity Fund	Oct. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 640
Expense Example, No Redemption, 3 Years	909
Expense Example, No Redemption, 5 Years	1,199
Expense Example, No Redemption, 10 Years	2,021
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	172
Expense Example, No Redemption, 3 Years	562
Expense Example, No Redemption, 5 Years	977
Expense Example, No Redemption, 10 Years	2,003
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	96
Expense Example, No Redemption, 3 Years	325
Expense Example, No Redemption, 5 Years	573
Expense Example, No Redemption, 10 Years	$ 1,283